BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gains/(losses) on derivative instruments	$ 8,106	$ 7,796	$ (931)
Other financial items, net	(592)	(15,363)	(1,814)
Change in market value of derivatives	(5,921)	(15,894)	(710)
Other current assets and non-current assets	3,906	1,529	1,149
Other current liabilities	$ 26	1,670	(12,555)
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gains/(losses) on derivative instruments		0	0
Other financial items, net		(7,567)	(2,745)
Change in market value of derivatives		0	0
Other current assets and non-current assets		(2,240)	(5,305)
Other current liabilities		(10,455)	(6,952)
Restatement Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Gains/(losses) on derivative instruments		7,796	(931)
Other financial items, net		(7,796)	931
Change in market value of derivatives		(15,894)	(710)
Other current assets and non-current assets		3,769	6,454
Other current liabilities		$ 12,125	$ (5,603)